Information Regarding Members of the Board of Directors and Group Management - Additional Information (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Board Management and Employees [line items]
Board fee description	The Annual General Meeting 2022 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.
Number of trading days	5 days
Remuneration excluding social security charges			kr 7,865,764
Number of shares outstanding	3,334,151,735	3,334,151,735
Accounted debt	kr 21,951,066
Other Members of Executive Team [member]
Disclosure of Information About Board Management and Employees [line items]
Commitments for defined benefit based pensions including disability and survivor's pension	37,600,000	kr 47,400,000
Commitments related to ITP and early retirement	30,000,000	32,900,000
Commitment to disability and survivors pensions	kr 7,700,000	kr 14,500,000
Class B shares [member]
Disclosure of Information About Board Management and Employees [line items]
Weighted average market price	kr 82.47	kr 113.09
Number of shares outstanding	3,072,395,752	3,072,395,752
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares outstanding	336,099
Board and committee meeting attendance fee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	kr 1,500
Chairman [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	4,375,000
Chairman [member] | Committee fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	205,000
Chairman [member] | Member of remuneration committee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	180,000
Other directors [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	1,100,000
Chairman of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	475,000
Other non-employee members of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	275,000
Chairmen of the finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	205,000
Other non-employee members of finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	kr 180,000